Subsequent Events, textual (Details) - Subsequent Events - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Jan. 15, 2017	Jan. 04, 2017	Feb. 10, 2017
Series B Participating Preferred Stock
Subsequent Event [Line Items]
Dividends payable on series B preferred stock, per share	$ 0.5546875
Dividends payable on series B preferred stock, current	$ 1,442
Dividends Payable, Date of Record	Jan. 14, 2017
San Francisco [Member] | Export-Import Bank of China [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Secured Debt		$ 28,620
Newport News [Member] | Export-Import Bank of China [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Secured Debt		$ 28,620
Restricted Stock [Member]
Subsequent Event [Line Items]
Issuance of restricted stock and compensation cost, shares			1,310,000
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 5,175
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years